Summary of Significant Accounting Policies - Narrative (FY) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Segment Information
Number of operating segments | Segment	1
Capitalized Software, net
Amortization period of software costs	5 years
Revenue Recognition [Abstract]
Material right contract term	5 years
Advertising
Advertising cost	$ 8.7	$ 5.0
Recently Issued Accounting Pronouncements [Abstract]
Capitalized costs	$ 1.4
Minimum [Member]
Revenue Recognition [Abstract]
Term to use software	1 month
Maximum [Member]
Revenue Recognition [Abstract]
Term to use software	5 years
Revenue performance obligation satisfaction period	1 year
Subscription and transaction fees | Minimum [Member]
Revenue Recognition [Abstract]
Contract term	1 month
Subscription and transaction fees | Maximum [Member]
Revenue Recognition [Abstract]
Contract term	5 years
SaaS and related support services | Minimum [Member]
Revenue Recognition [Abstract]
Payment term	30 days
SaaS and related support services | Maximum [Member]
Revenue Recognition [Abstract]
Payment term	60 days
License and related support services | Minimum [Member]
Revenue Recognition [Abstract]
Payment term	30 days
License and related support services | Maximum [Member]
Revenue Recognition [Abstract]
Payment term	60 days
Payment processing services
Revenue Recognition [Abstract]
Contract term	1 month
Payment term	1 month
Marketing technology solutions
Revenue Recognition [Abstract]
Contract term	1 year
Payment term	1 month
Other
Revenue Recognition [Abstract]
Contract term	1 year
Other | Minimum [Member]
Revenue Recognition [Abstract]
Payment term	30 days
Other | Maximum [Member]
Revenue Recognition [Abstract]
Payment term	60 days
Accounts receivable | Customer concentration risk | Third party payment processor
Concentrations of Risk [Abstract]
Concentration percentage	9.00%	12.00%
Accounts receivable | Customer concentration risk | Separate customer
Concentrations of Risk [Abstract]
Concentration percentage		14.00%